Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 85,000	$ 12,000	$ 12,000
Prepaid expenses	0	2,000	2,000
Other current assets	0	5,981,000	0
Total current assets	85,000	5,995,000	14,000
Property and equipment, net	689,000	689,000	689,000
Total assets	774,000	6,684,000	703,000
Current liabilities:
Accounts payable	4,288,000	0
Accrued expenses	1,266,000	35,000	896,000
Promissory notes	4,478,000	0
Total current liabilities	10,032,000	35,000	896,000
Commitments and Contingencies
Related party loans	5,335,000	49,433,000	37,901,000
Total liabilities	15,367,000	49,468,000	38,797,000
Stockholders' deficit:
Preference shares	1,000	0	0
Ordinary shares, value	23,000	20,000	20,000
Additional paid-in capital	255,025,000	72,580,000	72,580,000
Accumulated deficit	(269,642,000)	(115,384,000)	(110,694,000)
Total stockholders' deficit	(14,593,000)	(42,784,000)	(38,094,000)
Total liabilities and stockholders' deficit	$ 774,000	$ 6,684,000	$ 703,000